Non-Cash Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model to Determine Fair Value of Share Options Granted to Employees and Directors (Details)	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Expected option life (years)	5 years 9 months 18 days
Expected volatility	71.50%
Risk-free interest rate	3.60%